Authorization and Basis of Preparation - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of basis of preparation [Abstract]
Employee benefits provision	34.00%	29.00%